SCHEDULE OF VALUE-ADDED TAX RATE FOR GENERAL VAT PAYERS (Details)	12 Months Ended
Mar. 31, 2024
Commission Revenue [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Value Added Service [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Service, Other [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Minimum [Member] | Vehicle Sales [Member]
Property, Plant and Equipment [Line Items]
VAT rate	0.50%
Maximum [Member] | Vehicle Sales [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%